Convertible Preferred Stock - Summarizes The Preferred Stock Preferences in Connection with the Issuance Of The Series D (Detail)	12 Months Ended
	Dec. 31, 2017 $ / shares
Series D Preferred Stock
Temporary Equity [Line Items]
Dividend Rate	12.00%	[1]
Conversion Rate	0.5	[2]
Liquidation Preference Per Share	$ 1,000,000.0000000	[3]
Series C Preferred Stock
Temporary Equity [Line Items]
Conversion Rate	1	[2]
Liquidation Preference Per Share	$ 3.9700000	[3]
Series C 1 Preferred Stock
Temporary Equity [Line Items]
Conversion Rate	1	[2]
Liquidation Preference Per Share	$ 3.9700000	[3]
Series B Preferred Stock
Temporary Equity [Line Items]
Conversion Rate	1	[2]
Liquidation Preference Per Share	$ 3.2222000	[3]
Series A Preferred Stock
Temporary Equity [Line Items]
Conversion Rate	1	[2]
Liquidation Preference Per Share	$ 1.9579445	[3]

[1]	Series D dividends accrue whether or not declared and are payable upon (i) conversion, (ii) redemption or (iii) liquidation. Dividends on all other series of convertible preferred stock are payable when and as declared by the Company's board of directors and are subordinate to the Series D dividends. As of December 31, 2017 and 2016, no dividends have been paid or declared.
[2]	Represents the rate at which the Series D will convert in the next equity financing, rather than the conversion rate into common stock.
[3]	The Series D Liquidation Preference per share is equal to the sum of two times the issuance price per share of $500,000, plus accrued and unpaid dividends.